Intangible Assets, Net (Details) - Schedule of intangible assets, net - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ (754,136)	$ (38,530)
Intangible assets, net	7,330,138	23,963
Copyrights and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	242,556
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	50,053	17,793
Senior care service App [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	43,075	44,700
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 7,748,590